Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan
Employee Benefit Plan

12. Employee Benefit Plan

The Company has a defined contribution plan under the Internal Revenue Code Section 401(k). This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. For the years ended December 31, 2024, 2023 and 2022, the Company matched 50% up to the first 6% of employee contributions. All matching contributions have been paid by the Company. The Company’s matching contributions vest in full immediately. The total Company matching contributions were approximately $211,000 and $248,000 for the years ended December 31, 2024 and 2023, respectively.